Long-term investments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term Investments
Long-term investments consist of the following:

	June 30, 2021	December 31, 2020
Long-term investments carried at fair value
Atlantica (a)	$1,822,400	$1,706,900
Atlantica share subscription agreement (a)	—	20,015
Atlantica Yield Energy Solutions Canada Inc.	104,229	110,514
Other	2,499	1,783
	$1,929,128	$1,839,212

Other long-term investments
Equity-method investees (b)	$264,251	$186,452
Development loans receivable from equity-method investees (b)	7,962	22,912
Other (c)	30,807	5,219
	$303,020	$214,583

Income from Long-term Investments
Income (loss) from long-term investments from the three and six months ended June 30 is as follows:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Fair value gain (loss) on investments carried at fair value
Atlantica	$28,888	$305,606	$(35,545)	$120,212
Atlantica Yield Energy Solutions Canada Inc.	(1,948)	2,897	(9,259)	(1,245)
Other	402	1,339	402	117
	$27,342	$309,842	$(44,402)	$119,084
Dividend and interest income from investments carried at fair value
Atlantica	$21,054	$18,426	$41,618	$36,852
Atlantica Yield Energy Solutions Canada Inc.	4,376	4,813	8,721	8,717
Other	315	1,065	315	2,113
	$25,745	$24,304	$50,654	$47,682
Other long-term investments
Equity method loss	(2,816)	(1,326)	(8,370)	(2,124)
Interest and other income	10,235	1,989	12,117	7,506
	$60,506	$334,809	$9,999	$172,148

Investments in Partnerships and Joint Ventures
Summarized combined information for AQN's investments in significant partnerships and joint ventures is as follows:

	June 30, 2021	December 31, 2020
Total assets	$1,450,771	$3,201,967
Total liabilities	651,814	2,913,188
Net assets	$798,957	$288,779
AQN's ownership interest in the entities	214,979	141,666
Difference between investment carrying amount and underlying equity in net assets(a)	49,272	44,786
AQN's investment carrying amount for the entities	$264,251	$186,452
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to development fees, interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.

Schedule of Variable Interest Entities
Summarized combined information for AQN's VIEs is as follows:

	June 30, 2021	December 31, 2020
AQN's maximum exposure in regards to VIEs
Carrying amount	$18,623	$174,685
Development loans receivable	7,818	21,804
Performance guarantees and other commitments on behalf of VIEs	106,194	965,291
	$132,635	$1,161,780